Advances from Officers (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Advances From Officers [Abstract]
Repaid amount	$ 16,616
Amounts recorded		$ 16,616	$ 456